Technology platform-based income - Summary of Technology platform based income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 5,588,107	¥ 8,161,022	¥ 15,318,744
Retail credit and enablement service fees [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,503,149	8,066,367	15,134,217
Other technology platform-based income [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 84,958	¥ 94,655	¥ 184,527